SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 544,624	$ 542,983
Less: accumulated depreciation	(442,315)	(390,467)
Total property and equipment, net	102,309	152,516
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	425,602	428,812
Furniture And Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	91,071	86,010
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 27,951	$ 28,161